UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  02/28/07


               Date of Reporting Period:  Quarter ended 11/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




EDWARD JONES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
November 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                      GOVERNMENT AGENCIES--17.2%
  $   480,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.230% - 5.250%, 12/8/2006 - 1/5/2007      $    479,865,134
      488,215,000     Federal Home Loan Bank System Notes, 4.000% - 5.580%, 1/23/2007 - 11/21/2007                       488,156,152
      466,002,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.490% - 5.005%, 1/9/2007 - 8/3/2007              457,816,772
      583,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.220% - 5.260%, 12/17/2006 -                582,881,109
                      2/7/2007
      186,375,000     Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.295%, 3/15/2007 - 12/5/2007                     186,062,770
      250,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.204%, 12/28/2006                      249,857,042
      290,000,000     Federal National Mortgage Association Notes, 3.875% - 5.000%, 5/15/2007 - 9/14/2007                288,854,331
                         TOTAL GOVERNMENT AGENCIES                                                                     2,733,493,310
                      REPURCHASE AGREEMENTS--81.6%
    1,465,000,000     Interest in $1,520,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which        1,465,000,000
                      ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $1,520,224,622 on 12/1/2006.  The market value of the underlying securities at the end of the period was $1,552,791,866.
      400,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which BMO Capital Markets Corp. will            400,000,000
                      repurchase U.S. Government Agency securities with various maturities to 6/1/2036 for
                      $400,059,111 on 12/1/2006.  The market value of the underlying securities at the end of the period was $408,815,742.
      361,600,000     Interest in $2,325,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which          361,600,000
                      BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,325,341,646 on 12/1/2006.  The market value of the underlying securities at the end of the period was $2,371,500,687.
      750,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which BNP Paribas Securities Corp. will         750,000,000
                      repurchase U.S. Government Agency securities with various maturities to 4/15/2036 for
                      $750,110,833 on 12/1/2006.  The market value of the underlying securities at the end of the period was $770,796,157.
      275,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.32%, dated 10/30/2006 under which            275,000,000
                      Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 8/15/2036 for $505,911,111 on 1/19/2007.  The market value of the underlying securities at the end of the period was $515,499,295.
      411,000,000   3 Interest in $1,000,000,000 joint repurchase agreement 5.27%, dated 11/7/2006 under which           411,000,000
                      Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $1,004,538,056 on 12/8/2006.  The market value of the underlying securities at the end of the period was $1,027,196,296.
    2,100,000,000     Interest in $2,500,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which        2,100,000,000
                      Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 12/1/2036 for $2,500,369,444 on 12/1/2006.  The market value of the underlying securities at the end of the period was $2,554,742,971.
      450,000,000     Interest in 1,000,000,000 joint repurchase agreement 5.320%, dated 11/30/2006, under which         450,000,000
                      Countrywide Securities Corp. will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 12/25/2042 for $1,000,147,778 on 12/1/2006.  The
                      market value of the underlying securities at the end of the period was $1,024,550,935.
      379,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.29%, dated 10/3/2006 under which             379,000,000
                      Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 6/24/2042 for $760,249,375 on 1/5/2007.  The market value of the underlying securities at the end of the period was $779,098,617.
      880,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which Deutsche Bank Securities, Inc.            880,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 9/1/2036 for
                      $880,130,044 on 12/1/2006.  The market value of the underlying securities at the end of the period was $897,600,001.
      500,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which Greenwich Capital Markets, Inc.           500,000,000
                      will repurchase U.S. Government Agency securities with various maturities to 12/25/2036 for $500,073,889 on 12/1/2006.  The market value of the underlying securities at the end of the period was $515,000,743.
    1,000,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which        1,000,000,000
                      HSBC Securities (USA), Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for $2,000,295,556 on 12/1/2006.  The market value of the underlying securities at the end of the period was $2,060,001,295.
      200,000,000     Repurchase agreement 5.33%, dated 11/30/2006 under which J.P. Morgan Securities, Inc. will         200,000,000
                      repurchase U.S. Government Agency securities with various maturities to 11/15/2036 for
                      $200,029,611 on 12/1/2006.  The market value of the underlying securities at the end of the period was $206,000,971.
    1,000,000,000     Interest in $2,933,318,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which        1,000,000,000
                      Merrill Lynch Government Securities will repurchase U.S. Government Agency securities with various maturities to 11/20/2036 for $2,933,751,479 on 12/1/2006.  The market value of the underlying securities at the end of the period was $3,008,939,091.
      378,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which              378,000,000
                      Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2036 for $770,025,000 on 3/5/2007.  The market value of the underlying securities at the end of the period was $768,234,186.
      250,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which RBC Capital Markets Corp. will            250,000,000
                      repurchase U.S. Government Agency securities with various maturities to 11/1/2036 for
                      $250,036,944 on 12/1/2006.  The market value of the underlying securities at the end of the period was $255,395,220.
      850,000,000     Interest in $1,750,000,000 joint repurchase agreement 5.30%, dated 11/29/2006 under which          850,000,000
                      Societe Generale, London will repurchase a U.S. Treasury security and U.S. Government
                      Agency securities with various maturities to 10/25/2036 for $1,750,515,278 on 12/1/2006.
                      The market value of the underlying securities at the end of the period was $1,787,506,331.
      249,200,000     Interest in $250,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which            249,200,000
                      Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 3/1/2021 for $250,036,944 on 12/1/2006.  The market value of the underlying securities at the end of the period was $255,000,001.
      200,000,000     Interest in $900,000,000 joint repurchase agreement 5.29%, dated 11/30/2006 under which            200,000,000
                      UBS Securities LLC will repurchase U.S. Treasury securities with various maturities to
                      8/15/2023 for $900,132,250 on 12/1/2006.  The market value of the underlying securities at the end of the period was $918,001,864.
      156,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.30%, dated 11/8/2006 under which UBS         156,000,000
                      Securities LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $300,230,875 on 11/7/2007.  The market value of the underlying securities at the end of the period was $294,461,687.
      200,000,000     Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which          200,000,000
                      UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006.  The
                      market value of the underlying securities at the end of the period was $2,509,908,960.
      500,000,000     Repurchase agreement 5.32%, dated 11/30/2006 under which WAMU Capital Corp. will                   500,000,000
                      repurchase U.S. Government Agency securities with various maturities to 9/1/2046 for
                      $500,073,889 on 12/1/2006.  The market value of the underlying securities at the end of the period was $511,847,504.
                         TOTAL REPURCHASE AGREEMENTS                                                                  12,954,800,000
                         TOTAL INVESTMENTS-98.8%                                                                      15,688,293,310
                         (AT AMORTIZED COST)4
                         OTHER ASSETS AND LIABILITIES-NET-1.2%                                                           183,302,966
                         TOTAL NET ASSETS-100%                                                                      $ 15,871,596,276


1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  EDWARD JONES MONEY MARKET FUND

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007


BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007